Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 786		$ 837		$ 636
Additions		254	[1]	274	[2]	436	[3]
Addition due to Business Combination (Refer to Note 2.10)		20
Deletions		(106)		(114)		(51)
Impairment	[2]			(10)
Depreciation		(201)		(193)		(147)
Translation difference		(15)		(8)		(37)
Ending balance		738		786		837
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		72		76		83
Deletions				(1)
Depreciation		(1)		(1)		(1)
Translation difference		(1)		(2)		(6)
Ending balance		70		72		76
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		396		474		489
Additions		96	[1]	47	[2]	107	[3]
Addition due to Business Combination (Refer to Note 2.10)		19
Deletions		(28)		(22)		(5)
Impairment	[2]			(10)
Depreciation		(84)		(87)		(84)
Translation difference		(7)		(6)		(33)
Ending balance		392		396		474
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2		2		2
Additions		3	[1]	1	[2]	1	[3]
Addition due to Business Combination (Refer to Note 2.10)		1
Deletions		(1)
Depreciation		(1)		(1)		(1)
Translation difference		(1)				0
Ending balance		3		2		2
Computer Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		316		285		62
Additions		155	[1]	226	[2]	328	[3]
Deletions		(77)		(91)		(46)
Depreciation		(115)		(104)		(61)
Translation difference		(6)				2
Ending balance		$ 273		$ 316		$ 285

[1]	Net of adjustments on account of modifications
[2]	Net of adjustments on account of modifications and lease incentives
[3]	Net of adjustments on account of modifications and lease incentives